Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2018
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments arising from the banking business

	At 30 June	At 31 Dec
	2018	2017
	£m	£m

Contingent liabilities
Acceptances and endorsements	73	71
Other:

Other items serving as direct credit substitutes	901	740
Performance bonds and other transaction-related contingencies	2,306	2,300

	3,207	3,040

Total contingent liabilities	3,280	3,111

Commitments
Documentary credits and other short-term trade-related transactions	1	—
Forward asset purchases and forward deposits placed	184	384

Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:

Mortgage offers made	12,814	11,156
Other commitments	85,651	81,883

	98,465	93,039
1 year or over original maturity	36,884	36,386

Total commitments	135,534	129,809